Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Loan	The Loan consisted of the following:

	December 31
	2020	2019
Loan balance	$65,532	$87,500
Outstanding principal	65,484	87,316
Accrued interest	48	184